As filed with the Securities and Exchange Commission on May 22, 2019
1933 Act Registration No. 33-35788
1940 Act Registration No. 811-06136

United States
Securities And Exchange Commission
Washington, D.C. 20549

Form N-1a

Registration Statement Under
The Securities Act Of 1933  ☑
Pre-Effective Amendment No. ___   ☐
Post-Effective Amendment No. 72   ☑
and/or
Registration Under The
Investment Company Act Of 1940  ☑
Amendment No. 73
(Check appropriate box or boxes)

Homestead Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

4301 Wilson Boulevard, Arlington, VA 22203
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code:
(703) 907-6366
Jack Delaney, Esq.
Homestead Funds, Inc.
4301 Wilson Boulevard
Arlington, VA 22203
Copies to:
Bryan Chegwidden, Esq.
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036-8704

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.
It is proposed that this filing will become effective:
☒    immediately upon filing pursuant to paragraph (b) of Rule 485
☐    on                                pursuant to paragraph (b) of Rule 485
☐    60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐    on                                pursuant to paragraph (a)(1) of Rule 485
☐    75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐    on                                pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐    This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note:
This Post-Effective Amendment No. 72 to the Registration Statement of Homestead Funds, Inc. (the “Registrant”) on Form N-1A is being filed solely to submit, in interactive data format, exhibits containing risk/return summary information contained in Registrant’s prospectus, which was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to Registrant’s registration statement on April 29, 2019.

Signatures
This Registration Statement contains certain disclosures regarding the S&P 500 Index Master Portfolio (the “Portfolio”), a series of the Master Investment Portfolio (the “Trust”). The Trust has, subject to the next sentence, duly caused this Registration Statement on Form N-1A of Homestead Funds, Inc. (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on May 22, 2019. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.
Master Investment Portfolio S&P 500 Index Master Portfolio
By: /s/ John M. Perlowski John M. Perlowski President and Chief Executive Officer
This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next sentence on May 22, 2019. Each of the following persons is signing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.
/s/ John M. Perlowski John M. Perlowski	Trustee, President and Chief Executive Officer (Principal Executive Officer)	May 22, 2019
/s/ Neal J. Andrews Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	May 22, 2019
/s/ Bruce R. Bond* Bruce R. Bond	Trustee	May 22, 2019
/s/ Susan J. Carter* Susan J. Carter	Trustee	May 22, 2019
/s/ Collette Chilton* Collette Chilton	Trustee	May 22, 2019
/s/ Neil A. Cotty* Neil A. Cotty	Trustee	May 22, 2019
/s/ Lena G. Goldberg* Lena G. Goldberg	Trustee	May 22, 2019
/s/ Robert M. Hernandez* Robert M. Hernandez	Trustee	May 22, 2019
/s/ Henry R. Keizer* Henry R. Keizer	Trustee	May 22, 2019
/s/ Cynthia A. Montgomery* Cynthia A. Montgomery	Trustee	May 22, 2019
/s/ Donald C. Opatrny* Donald C. Opatrny	Trustee	May 22, 2019
/s/ Joseph P. Platt* Joseph P. Platt	Trustee	May 22, 2019
/s/ Mark Stalnecker* Mark Stalnecker	Trustee	May 22, 2019
/s/ Kenneth L. Urish* Kenneth L. Urish	Trustee	May 22, 2019
/s/ Claire A. Walton* Claire A. Walton	Trustee	May 22, 2019

/s/ Robert Fairbairn* Robert Fairbairn	Trustee	May 22, 2019

* By:	/s/ Benjamin Archibald Benjamin Archibald (Attorney-in-Fact)

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Homestead Funds, Inc. certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Arlington, and State of Virginia on the 22nd day of May, 2019.
Homestead Funds, Inc.
By: /s/ Mark D. Santero Mark D. Santero President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.
Signature	Title	Date
/s/ James F. Perna* James F. Perna	Chairman of the Board and Director	May 22, 2019
/s/ Mark D. Santero* Mark D. Santero	President, Chief Executive Officer and Director	May 22, 2019
/s/ Anthony M. Marinello* Anthony M. Marinello	Director	May 22, 2019
/s/ Douglas W. Johnson* Douglas W. Johnson	Director	May 22, 2019
/s/ Sheldon C. Petersen* Sheldon C. Petersen	Director	May 22, 2019
/s/ Kenneth R. Meyer* Kenneth R. Meyer	Director	May 22, 2019
/s/ Mark Rose* Mark Rose	Director	May 22, 2019
/s/ Peter J. Tonetti* Peter J. Tonetti	Director	May 22, 2019
/s/ Amy M. DiMauro* Amy M. DiMauro	Treasurer	May 22, 2019

*By:	/s/ Danielle C. Sieverling Danielle C. Sieverling Chief Compliance Officer Signed pursuant to Powers of Attorney

Exhibit Index
Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Label Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase